Exhibit 99
Ford Credit Auto Owner Trust 2017-C
Monthly Investor Report

Collection Period	November 2017
Payment Date	12/15/2017
Transaction Month	1
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-205966 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,997,343,293.47	78,146		56.2 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$278,600,000.00	1.47%		November 15, 2018
Class A-2a Notes	$525,100,000.00	1.80%		September 15, 2020
Class A-2b Notes	$215,000,000.00	1.40719%	*	September 15, 2020
Class A-3 Notes	$557,300,000.00	2.01%		March 15, 2022
Class A-4 Notes	$177,380,000.00	2.16%		March 15, 2023
Class B Notes	$55,370,000.00	2.35%		April 15, 2023
Class C Notes	$36,910,000.00	2.50%		May 15, 2024
Total	$1,845,660,000.00
* One-month LIBOR + 0.12%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$5,046,207.57

Principal:
Principal Collections	$42,486,855.39
Prepayments in Full	$41,681,835.27
Liquidation Proceeds	$0.00
Recoveries	$0.00
Sub Total	$84,168,690.66
Collections	$89,214,898.23

Purchase Amounts:
Purchase Amounts Related to Principal	$1,209,800.17
Purchase Amounts Related to Interest	$3,374.76
Sub Total	$1,213,174.93

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$90,428,073.16

Ford Credit Auto Owner Trust 2017-C
Monthly Investor Report

Collection Period	November 2017
Payment Date	12/15/2017
Transaction Month	1
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$90,428,073.16
Servicing Fee	$1,664,452.74	$1,664,452.74	$0.00	$0.00	$88,763,620.42
Interest - Class A-1 Notes	$273,028.00	$273,028.00	$0.00	$0.00	$88,490,592.42
Interest - Class A-2a Notes	$630,120.00	$630,120.00	$0.00	$0.00	$87,860,472.42
Interest - Class A-2b Notes	$201,697.23	$201,697.23	$0.00	$0.00	$87,658,775.19
Interest - Class A-3 Notes	$746,782.00	$746,782.00	$0.00	$0.00	$86,911,993.19
Interest - Class A-4 Notes	$255,427.20	$255,427.20	$0.00	$0.00	$86,656,565.99
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$86,656,565.99
Interest - Class B Notes	$86,746.33	$86,746.33	$0.00	$0.00	$86,569,819.66
Second Priority Principal Payment	$43,399,352.17	$43,399,352.17	$0.00	$0.00	$43,170,467.49
Interest - Class C Notes	$61,516.67	$61,516.67	$0.00	$0.00	$43,108,950.82
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$43,108,950.82
Regular Principal Payment	$235,200,647.83	$43,108,950.82	$0.00	$0.00	$0.00
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$0.00
Residual Released to Depositor	$0.00	$0.00	$0.00	$0.00	$0.00
Total		$90,428,073.16

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$43,399,352.17
Regular Principal Payment					$43,108,950.82
Total					$86,508,302.99
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$86,508,302.99	$310.51	$273,028.00	$0.98	$86,781,330.99	$311.49
Class A-2a Notes	$0.00	$0.00	$630,120.00	$1.20	$630,120.00	$1.20
Class A-2b Notes	$0.00	$0.00	$201,697.23	$0.94	$201,697.23	$0.94
Class A-3 Notes	$0.00	$0.00	$746,782.00	$1.34	$746,782.00	$1.34
Class A-4 Notes	$0.00	$0.00	$255,427.20	$1.44	$255,427.20	$1.44
Class B Notes	$0.00	$0.00	$86,746.33	$1.57	$86,746.33	$1.57
Class C Notes	$0.00	$0.00	$61,516.67	$1.67	$61,516.67	$1.67
Total	$86,508,302.99	$46.87	$2,255,317.43	$1.22	$88,763,620.42	$48.09

Ford Credit Auto Owner Trust 2017-C
Monthly Investor Report

Collection Period	November 2017
Payment Date	12/15/2017
Transaction Month	1

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$278,600,000.00	1.0000000	$192,091,697.01	0.6894892
Class A-2a Notes	$525,100,000.00	1.0000000	$525,100,000.00	1.0000000
Class A-2b Notes	$215,000,000.00	1.0000000	$215,000,000.00	1.0000000
Class A-3 Notes	$557,300,000.00	1.0000000	$557,300,000.00	1.0000000
Class A-4 Notes	$177,380,000.00	1.0000000	$177,380,000.00	1.0000000
Class B Notes	$55,370,000.00	1.0000000	$55,370,000.00	1.0000000
Class C Notes	$36,910,000.00	1.0000000	$36,910,000.00	1.0000000
Total	$1,845,660,000.00	1.0000000	$1,759,151,697.01	0.9531288

Pool Information
Weighted Average APR	3.060%	3.010%
Weighted Average Remaining Term	56.20	55.27
Number of Receivables Outstanding	78,146	76,202
Pool Balance	$1,997,343,293.47	$1,911,964,416.20
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$1,845,664,264.04	$1,765,350,647.83
Pool Factor	1.0000000	0.9572538

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$9,986,716.47
Yield Supplement Overcollateralization Amount	$146,613,768.37
Targeted Overcollateralization Amount	$202,219,803.42
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$152,812,719.19

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$9,986,716.47
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$9,986,716.47
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$9,986,716.47

Ford Credit Auto Owner Trust 2017-C
Monthly Investor Report

Collection Period	November 2017
Payment Date	12/15/2017
Transaction Month	1
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		97	$386.44
(Recoveries)		0	$0.00
Net Loss for Current Collection Period			$386.44
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.0002%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			N/A
Second Prior Collection Period			N/A
Prior Collection Period			N/A
Current Collection Period			0.0002%
Four Month Average (Current and Prior Three Collection Periods)			N/A

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		97	$386.44
(Cumulative Recoveries)			$0.00
Cumulative Net Loss for All Collection Periods			$386.44
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.0000%

Average Realized Loss for Receivables that have experienced a Realized Loss			$3.98
Average Net Loss for Receivables that have experienced a Realized Loss			$3.98

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	0.39%	298	$7,408,272.04
61-90 Days Delinquent	0.00%	0	$0.00
91-120 Days Delinquent	0.00%	0	$0.00
Over 120 Days Delinquent	0.00%	0	$0.00
Total Delinquent Receivables	0.39%	298	$7,408,272.04

Repossession Inventory:
Repossessed in the Current Collection Period		2	$62,214.60
Total Repossessed Inventory		2	$62,214.60

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			N/A
Prior Collection Period			N/A
Current Collection Period			0.0000%
Three Month Average			N/A

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month		Trigger
1-12		0.90%
13-24		1.70%
25-36		3.00%
37+		4.80%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.0000%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2017-C
Monthly Investor Report

Collection Period	November 2017
Payment Date	12/15/2017
Transaction Month	1

IX. CREDIT RISK RETENTION INFORMATION

The fair value of the Notes and the Residual Interest on the Closing Date is summarized below.
	Fair Value	Fair Value
	(Mils.)	(%)
Class A Notes	$1,753.4	89.2%
Class B Notes	$55.4	2.8%
Class C Notes	$36.9	1.9%
Residual Interest	$119.7	6.1%

Total	$1,965.3	100.0%
The Depositor must retain a Residual Interest with a fair value of at least 5% of the aggregate value of the Notes and Residual Interest, or $98.3 million, according to Regulation RR.

X. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2017

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Sumito Mulchandani
Assistant Treasurer